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                                                           Rule 497(d)
                                                           Reg. No. 333-96413



                              National Equity Trust
                            Biotech Securities Trust

                   Supplement to Prospectus dated July 2, 2001

Effective July 1, 2001, Prudential Investment Management Services LLC has replaced Prudential Securities Incorporated as Sponsor of the Trust.